STOCK-BASED COMPENSATION - SCHEDULE OF MARKET-BASED AWARDS (Details) - Market-Based Awards - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Balance at beginning of period (in shares)	117,000
Granted (in shares)	1,465,000		0
Vested (in shares)	(7,000)	0	0
Forfeited (in shares)	(39,000)
Balance at end of period (in shares)	1,536,000	117,000
Weighted Average Grant Date Price
Balance at beginning of period (in usd per share)	$ 12.00
Granted (in usd per share)	10.60
Vested (in usd per share)	12.00
Forfeited (in usd per share)	12.00
Balance at end of period (in usd per share)	$ 10.66	$ 12.00